RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Summary of Cash Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 2,104	$ 1,539
Due to related parties	4,855	835
Other long-term liabilities – concession payments	2,076	1,764
Lease liabilities	1,109	727
Non-recourse borrowings	30,662	26,839
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	2,104	1,197
Financial instrument liabilities	2,954	2,282
Due to related parties	5,447	1,540
Lease liabilities	1,158	768
Corporate borrowings	3,147	2,843
Non-recourse borrowings	30,904	27,020
Interest payable on borrowings	12,765	16,751
Total	58,479	52,417
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		16
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	2,104	1,197
Financial instrument liabilities	317	401
Due to related parties	4,855	835
Lease liabilities	49	41
Corporate borrowings	278	183
Non-recourse borrowings	5,005	4,752
Interest payable on borrowings	1,785	2,651
Total	14,393	10,061
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	822	871
Due to related parties	592	705
Lease liabilities	221	193
Corporate borrowings	678	679
Non-recourse borrowings	12,997	9,474
Interest payable on borrowings	5,214	7,123
Total	20,524	19,049
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		4
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	1,815	1,010
Due to related parties	0	0
Lease liabilities	888	534
Corporate borrowings	2,191	1,981
Non-recourse borrowings	12,902	12,794
Interest payable on borrowings	5,766	6,977
Total	$ 23,562	23,307
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments		$ 11